MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND

522 Fifth Avenue

New York, New York 10036

April 28, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Fixed Income Opportunities Fund (the “Fund”)

File Nos. 33-44782; 811-06515

Post-Effective Amendment No. 41

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder, a copy of Post-Effective Amendment No. 41 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on February 27, 2015.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at 212.296.6147 (tel) or 212.507.8213 (fax) or Allison Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Gladys Chang
Gladys Chang
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti